NON-RECOURSE BORROWINGS - Schedule of Current and Non-current Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 16,214	$ 15,140
Current [member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,596	1,469
Non-Current [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 13,618	$ 13,671